SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Trade receivable, net of credit losses	[1]	$ 3,120	$ 1,036
Deferred revenues	[1],[2]	$ 3,010	$ 1,191

[1]	Balance presented net of unrecognized revenue that was not yet collected.
[2]	$401 thousands of the December 31, 2022 deferred revenue balance was recognized as revenue during the year ended December 31, 2023.